ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Mar. 31, 2018
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME
12.	ACCUMULATED OTHER COMPREHENSIVE INCOME

	March 31, 2018	March 31, 2017
Change in fair value on equity investments designated as FVTOCI	$(37,508)	$(37,886)
Share of other comprehensive loss in associate	281	(198)
Currency translation adjustment	11,352	(12,335)
Balance, end of the year	$(25,875)	$(50,419)

The unrealized loss on equity investments designated as FVTOCI and on currency translation adjustment are net of tax of $nil for all periods presented.